                                   THE GALAXY FUND

                                 TRUST SHARES OF THE
                                  U. S. TREASURY FUND

                          SUPPLEMENT DATED MARCH 12, 1998 TO
                          PROSPECTUS DATED FEBRUARY 28, 1998


CHANGES IN INVESTMENT LIMITATIONS -- U.S. TREASURY FUND

          At an adjourned Special Meeting of Shareholders held on March 12, 1998, shareholders of the U.S. Treasury Fund approved changes in certain of the Fund's fundamental investment limitations. As a result of these shareholder approvals, the Prospectus is amended as set forth below.

          1. The second sentence in the second paragraph on page 1 of the Prospectus is revised to read as follows:

          "The Fund invests in securities with remaining maturities of 397 days or less which are issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which generally will not be subject to state income tax by reason of current federal law."

          2. The second sentence of the first paragraph of the section entitled "Investment Objective and Policies - In General" on page 6 of the Prospectus is revised to read as follows:

          "The Fund seeks to achieve its objective by investing in securities with remaining maturities of 397 days or less which are issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which generally will not be subject to state income tax by reason of federal law."

          3. The first sentence of the second paragraph of the section entitled "Investment Objective and Policies - In General" on page 6 of the Prospectus is revised to read as follows:

          "Portfolio securities held by the Fund have remaining maturities of 397 days or less (with certain exceptions)."

          4. Investment Limitation No. 2 in the section entitled "Investment Limitations" on pages 7-8 of the Prospectus is revised to read as follows:

          "2. Purchase securities of any one issuer, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation; notwithstanding the foregoing restriction, the Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule."

          5. Investment Limitation No. 5 in the section entitled "Investment Limitations" on pages 7-8 of the Prospectus is deleted.

          6. The last two sentences of the last paragraph of the section entitled "Investment Limitations" on pages 7-8 of the Prospectus are deleted and replaced by the following:

          "Adherence by the Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to Investment Limitation No. 2 above. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operating policies to reflect changes in the laws and regulations without shareholder approval."

                                   THE GALAXY FUND

                                 TRUST SHARES OF THE
                                   MONEY MARKET FUND

                          SUPPLEMENT DATED MARCH 12, 1998 TO
                          PROSPECTUS DATED FEBRUARY 28, 1998


CHANGES IN INVESTMENT LIMITATIONS -- MONEY MARKET FUND

          At an adjourned Special Meeting of Shareholders held on March 12, 1998, shareholders of the Money Market Fund approved changes in certain of the Fund's fundamental investment limitations. As a result of these shareholder approvals, the Prospectus is amended as set forth below.

          1. The second sentence in the second paragraph on page 1 of the Prospectus is revised to read as follows:

          "The Fund invests in "money market" instruments with remaining maturities of 397 days or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances, commercial paper and corporate bonds in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations."

          2. The fourth sentence of the first paragraph of the section entitled "Investment Objective and Policies - In General" on page 6 of the Prospectus is revised to read as follows:

          "These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements)."

          3. The first paragraph of the section entitled "Investments, Strategies and Risks - Money Market Instruments" on pages 6-7 of the Prospectus is revised to read as follows:

          " "Money market" instruments include bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less."

          4. Investment Limitation No. 2 in the section entitled "Investment Limitations" on pages 10-13 of the Prospectus is revised to read as follows:

          "2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, the Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule."

          5. Investment Limitation No. 5 in the section entitled "Investment Limitations" on pages 10-12 of the Prospectus is deleted.

          6. The last two sentences of the second to last paragraph of the section entitled "Investment Limitations" on pages 10-12 of the Prospectus are deleted and replaced by the following:

          "Adherence by the Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to Investment Limitation No. 2 above. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. The Fund may change these operating policies to reflect changes in the laws and regulations without the approval of shareholders."

                                   THE GALAXY FUND

                                 RETAIL SHARES OF THE
                         MONEY MARKET FUND, GOVERNMENT FUND,
                                 U.S. TREASURY FUND,
                        TAX-EXEMPT FUND, CONNECTICUT MUNICIPAL
                    MONEY MARKET FUND AND MASSACHUSETTS MUNICIPAL
                                  MONEY MARKET FUND

                          SUPPLEMENT DATED MARCH 12, 1998 TO
                          PROSPECTUS DATED FEBRUARY 28, 1998


CHANGES IN INVESTMENT LIMITATIONS -- MONEY MARKET FUND AND U.S. TREASURY FUND

          At an adjourned Special Meeting of Shareholders held on March 12, 1998, shareholders of the Money Market Fund and U.S. Treasury Fund approved changes in certain of the Funds' fundamental investment limitations. As a result of these shareholder approvals, the Prospectus is amended as set forth below.

          1. The second sentence in the second paragraph on page 1 of the Prospectus relating to the Money Market Fund is revised to read as follows:

          "The Fund invests in "money market" instruments with remaining maturities of 397 days or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances, commercial paper and corporate bonds in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations."

          2. The second sentence in the fourth paragraph on page 1 of the Prospectus relating to the U.S. Treasury Fund is revised to read as follows:

          "The Fund invests in securities with remaining maturities of 397 days or less which are issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which generally will not be subject to state income tax by reason of current federal law."

          3. The fourth sentence of the section entitled "Investment Objectives and Policies - Money Market Fund" on page 13 of the Prospectus is revised to read as follows:

          "These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements)."

          4. The first sentence in the second paragraph of the section entitled "Investment Objectives and Policies - U.S. Treasury Fund" on page 14 of the Prospectus is revised to read as follows:

          "Portfolio securities held by the Fund have remaining maturities of 397 days or less (with certain exceptions)."

          5. The first paragraph of the section entitled "Investments, Strategies and Risks - Money Market Instruments" on page 16 of the Prospectus is revised to read as follows:

          " "Money market" instruments include bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less."

          6. Investment Limitation No. 8 with respect to the Money Market Fund and U.S. Treasury Fund in the section entitled "Investment Limitations" on pages 21-23 of the Prospectus is deleted.

          7. The last three sentences in the second to last paragraph of the section entitled "Investment Limitations" on pages 21-23 of the Prospectus are revised to read as follows:

          "Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating polices to reflect changes in the laws and regulations without approval of its shareholders."

                                   THE GALAXY FUND

                                 TRUST SHARES OF THE
                         MONEY MARKET FUND, GOVERNMENT FUND,
                                U.S. TREASURY FUND AND
                                   TAX-EXEMPT FUND

                          SUPPLEMENT DATED MARCH 12, 1998 TO
                          PROSPECTUS DATED FEBRUARY 28, 1998


CHANGES IN INVESTMENT LIMITATIONS -- MONEY MARKET FUND AND U.S. TREASURY FUND

          At an adjourned Special Meeting of Shareholders held on March 12, 1998, shareholders of the Money Market Fund and U.S. Treasury Fund approved changes in certain of the Funds' fundamental investment limitations. As a result of these shareholder approvals, the Prospectus is amended as set forth below.

          1. The second sentence in the second paragraph on page 1 of the Prospectus relating to the Money Market Fund is revised to read as follows:

          "The Fund invests in "money market" instruments with remaining maturities of 397 days or less, such as domestic and foreign bank certificates of deposit, bankers' acceptances, commercial paper and corporate bonds in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations."

          2. The second sentence in the fourth paragraph on page 1 of the Prospectus relating to the U.S. Treasury Fund is revised to read as follows:

          "The Fund invests in securities with remaining maturities of 397 days or less which are issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof, the interest income from which generally will not be subject to state income tax by reason of current federal law."

          3. The fourth sentence of the section entitled "Investment Objectives and Policies - Money Market Fund" on pages 9-10 of the Prospectus is revised to read as follows:

          "These instruments have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements)."

          4. The first sentence in the second paragraph of the section entitled "Investment Objectives and Policies - U.S. Treasury Fund" on page 10 of the Prospectus is revised to read as follows:

          "Portfolio securities held by the Fund have remaining maturities of 397 days or less (with certain exceptions)."

          5. The first paragraph of the section entitled "Investments, Strategies and Risks - Money Market Instruments" on pages 11-12 of the Prospectus is revised to read as follows:

          " "Money market" instruments include bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less."

          6. Investment Limitation No. 8 in the section entitled "Investment Limitations" on pages 16-19 of the Prospectus is deleted.

          7. The last three sentences in the second to last paragraph of the section entitled "Investment Limitations" on pages 16-19 of the Prospectus are revised to read as follows:

          "Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating polices to reflect changes in the laws and regulations without approval of its shareholders."




                                         -2-